Related party transactions - Schedule of amounts due from/to related parties (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 37,158,946	$ 5,831,049	¥ 9,045,078	¥ 24,043,850
Amounts due to related parties	293,507,806	$ 46,057,780	223,524,929	298,733,022
Tencent Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties	37,158,946		9,045,078	23,935,019
Amounts due to related parties	255,438,628		201,579,602	251,069,127
Equity method investees talent agencies [Member]
Related Party Transaction [Line Items]
Amount due from related parties			0	108,831
Amounts due to related parties	¥ 38,069,178		¥ 21,945,327	¥ 47,663,895